Goodwill and other intangible assets - Summary of Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in intangible assets and goodwill [abstract]
Beginning balance	$ 1,042	$ 1,099
Ending balance	1,155	1,042
Goodwill
Changes in intangible assets and goodwill [abstract]
Beginning balance	331	336
Ending balance	335	331
Brands
Changes in intangible assets and goodwill [abstract]
Beginning balance	439	439
Ending balance	590	439
Software
Changes in intangible assets and goodwill [abstract]
Beginning balance	247	297
Ending balance	208	247
Management agreements
Changes in intangible assets and goodwill [abstract]
Beginning balance	18	19
Ending balance	16	18
Other intangibles
Changes in intangible assets and goodwill [abstract]
Beginning balance	7	8
Ending balance	6	7
Cost
Changes in intangible assets and goodwill [abstract]
Beginning balance	1,916	1,926
Additions	185	49
Fully amortised assets written off	(87)	(50)
Disposals		(4)
Exchange and other adjustments	24	(5)
Ending balance	2,038	1,916
Cost | Goodwill
Changes in intangible assets and goodwill [abstract]
Beginning balance	511	516
Additions	0	0
Fully amortised assets written off	0	0
Disposals		0
Exchange and other adjustments	7	(5)
Ending balance	518	511
Cost | Brands
Changes in intangible assets and goodwill [abstract]
Beginning balance	439	439
Additions	136	0
Fully amortised assets written off	0	0
Disposals		0
Exchange and other adjustments	15	0
Ending balance	590	439
Cost | Software
Changes in intangible assets and goodwill [abstract]
Beginning balance	820	825
Additions	49	48
Fully amortised assets written off	(87)	(49)
Disposals		(4)
Exchange and other adjustments	1	0
Ending balance	783	820
Cost | Management agreements
Changes in intangible assets and goodwill [abstract]
Beginning balance	122	122
Additions	0	0
Fully amortised assets written off	0	0
Disposals		0
Exchange and other adjustments	0	0
Ending balance	122	122
Cost | Other intangibles
Changes in intangible assets and goodwill [abstract]
Beginning balance	24	24
Additions	0	1
Fully amortised assets written off	0	(1)
Disposals		0
Exchange and other adjustments	1	0
Ending balance	25	24
Amortisation and impairment
Changes in intangible assets and goodwill [abstract]
Beginning balance	(874)	(827)
Fully amortised assets written off	87	50
Disposals		4
Exchange and other adjustments	(5)	1
Provided	(16)	(19)
System Fund expense	(75)	(78)
Impairment charge		(2)
System Fund impairment charge		(3)
Ending balance	(883)	(874)
Amortisation and impairment | Goodwill
Changes in intangible assets and goodwill [abstract]
Beginning balance	(180)	(180)
Fully amortised assets written off	0	0
Disposals		0
Exchange and other adjustments	(3)	0
Provided	0	0
System Fund expense	0	0
Impairment charge		0
System Fund impairment charge		0
Ending balance	(183)	(180)
Amortisation and impairment | Brands
Changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Fully amortised assets written off	0	0
Disposals		0
Exchange and other adjustments	0	0
Provided	0	0
System Fund expense	0	0
Impairment charge		0
System Fund impairment charge		0
Ending balance	0	0
Amortisation and impairment | Software
Changes in intangible assets and goodwill [abstract]
Beginning balance	(573)	(528)
Fully amortised assets written off	87	49
Disposals		4
Exchange and other adjustments	0	1
Provided	(14)	(17)
System Fund expense	(75)	(77)
Impairment charge		(2)
System Fund impairment charge		(3)
Ending balance	(575)	(573)
Amortisation and impairment | Management agreements
Changes in intangible assets and goodwill [abstract]
Beginning balance	(104)	(103)
Fully amortised assets written off	0	0
Disposals		0
Exchange and other adjustments	(1)	0
Provided	(1)	(1)
System Fund expense	0	0
Impairment charge		0
System Fund impairment charge		0
Ending balance	(106)	(104)
Amortisation and impairment | Other intangibles
Changes in intangible assets and goodwill [abstract]
Beginning balance	(17)	(16)
Fully amortised assets written off	0	1
Disposals		0
Exchange and other adjustments	(1)	0
Provided	(1)	(1)
System Fund expense	0	(1)
Impairment charge		0
System Fund impairment charge		0
Ending balance	$ (19)	$ (17)